Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
REVENUES
Revenue – general support services – related party	$ 4,800,000	$ 4,800,000		$ 19,200,000		$ 19,200,000
Revenue – financial services	329,015			86,964
Total revenues	5,129,015	4,800,000		19,286,964		19,200,000
COSTS OF REVENUES
Cost of revenue – general support services – related party	4,725,000	4,725,000		18,900,000		18,900,000
Cost of revenue – financial services	160,842			293,011
Total costs of revenues	4,885,842	4,725,000		19,193,011		18,900,000
GROSS PROFIT (LOSS)
Gross profit – general support services – related party	75,000	75,000		300,000		300,000
Gross profit – financial services	168,173			(206,047)
Total gross profit	243,173	75,000		93,953		300,000
OPERATING EXPENSES:
Professional fees	921,732	86,772		396,277		188,000
Amortization of intangible assets	911,943			469,286
Other general and administrative	353,121	40,313		160,794		225,115
Total operating expenses	2,186,796	127,085		1,026,357		413,115
LOSS FROM OPERATIONS	(1,943,623)	(52,085)		(932,404)		(113,115)
OTHER (EXPENSE) INCOME:
Interest expense on redeemable preferred stock				(2,625)		(3,750)
Amortization of debt discount				(1,545)		(2,290)
Gain on digital currency						18,593
Other expense	(1,216)	(1,510)		(272)
Total other expense	(1,216)	(1,510)		(4,442)		12,553
LOSS BEFORE INCOME TAXES	(1,944,839)	(53,595)		(936,846)		(100,562)
INCOME TAXES
NET LOSS	(1,944,839)	(53,595)		(936,846)		(100,562)
OTHER COMPREHENSIVE LOSS
Unrealized foreign currency translation loss	(2,227)
OTHER COMPREHENSIVE INCOME
Unrealized foreign currency translation gain				8,440
COMPREHENSIVE LOSS	$ (1,947,066)	$ (53,595)		$ (928,406)		$ (100,562)
NET LOSS PER COMMON SHARE:
Basic and diluted (in Dollars per share)	$ 0	$ 0		$ 0		$ 0
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted (in Shares)	335,720,023	230,485,100		257,771,553		230,485,100
Brilliant Acquisition Corp
OPERATING EXPENSES:
LOSS FROM OPERATIONS			$ (670,916)		$ (148,010)
OTHER (EXPENSE) INCOME:
NET LOSS			$ (599,127)		$ (317,737)
NET LOSS PER COMMON SHARE:
Basic and diluted (in Dollars per share)			$ (0.1)		$ (0.09)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted (in Shares)			6,111,000		3,697,454
Operating costs			$ 670,916		$ 148,010
Other income (loss):
Changes in fair value of derivative warrant liabilities			67,155		(172,787)
Interest income			4,634		3,060
Total other income (loss)			$ 71,789		$ (169,727)